FINANCIAL INSTRUMENTS - Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Assets
Financial assets at fair value through profits or losses	$ 14,113		$ 16,587
Liabilities
Derivative financial instruments	2,065		448
Level 1
Assets
Financial assets at fair value through profits or losses	14,113		16,587
Level 3
Liabilities
Derivative financial instruments	$ 2,065	$ 398	$ 448	$ 2,622	$ 4,873	$ 6,155